Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	001-32593
Entity Registrant Name	GLOBAL PARTNERS LP
Entity Central Index Key	0001323468
Entity Tax Identification Number	74-3140887
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	275 Grove Street
Entity Address, Address Line Two	Suite 3-400
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02466
City Area Code	781
Local Phone Number	894-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units representing limited partner interests
Trading Symbol	GLP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false